UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM 10-D
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ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from July 1, 2012 to July 31, 2012
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Commission File Number of issuing entity: 333-168098-02

TOYOTA AUTO RECEIVABLES 2010-C OWNER TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-168098

TOYOTA AUTO FINANCE RECEIVABLES LLC
(Exact name of depositor as specified in its charter)

TOYOTA MOTOR CREDIT CORPORATION
(Exact name of sponsor as specified in its charter)
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Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-6924711
(I.R.S. Employer Identification No.)

19851 S. Western Avenue EF 12, Torrance, California,  90501
(Address, including zip code, of principal executive offices of the issuing entity)

(310) 468-7333
(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.
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Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐
Class B	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.   Yes  ☒        No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.    Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of Toyota Auto Receivables 2010-C Owner Trust for the distribution period commencing on July 1, 2012 and ending on July 31, 2012 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein.

PART II – OTHER INFORMATION

Item 2.    Legal Proceedings.

None.

Item 3.    Sales of Securities and Use of Proceeds.

None.

Item 4.    Defaults Upon Senior Securities.

None.

Item 5.    Submission of Matters to a Vote of Security Holders.

None.

Item 6.    Significant Obligors of Pool Assets.

Not applicable.

Item 7.    Significant Enhancement Provider Information.

Not applicable.

Item 8.    Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Toyota Auto Receivables 2010-C Owner Trust for the distribution period commencing on July 1, 2012 and ending on July 31, 2012.

Item 9.    Exhibits.

Exhibit 99.1.	Monthly Servicer’s Certificate for the distribution period commencing on July 1, 2012 and ending on July 31, 2012.

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Toyota Auto Receivables 2010-C Owner Trust (Issuing entity)

	By:	Toyota Motor Credit Corporation.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: August 17, 2012		/s/ Chris Ballinger
Chris Ballinger
Group Vice President and
Chief Financial Officer